Transactions with Related Parties (Tables)	6 Months Ended
Jun. 30, 2019
Transactions and Balances with Related Parties [Abstract]
Schedule of transactions with related parties

	Six month ended		Year ended
	June 30		December 31
	2019	2018	2018
	Unaudited		Audited
	USD in thousands
Payroll and related expenses to the Chief Executive Officer of the Company (*)	85
Payroll and related expenses to the former Chief Executive Officer of the Company (*)	128	195	621
Compensation to the directors of the Company, all not employed by the Company (*)	186	39	131

*	Includes granted options benefit

Schedule of balances with related parties

	June 30,	December 31,
	2019	2018
	Unaudited	Audited
	USD in thousands
Current liabilities, presented in the balance sheets among "accounts payable and accruals":
Directors fee	63	25
Chief Executive Officer fee and bonus provision	68	-
Provision for bonus and for termination of former Chief Executive Officer of the Company	-	246
	131	271